Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan. 04, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2017